Note 6 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)	12 Months Ended		135 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020
Statement Line Items [Line Items]
Exploration expenses	$ 1,669,212	$ 1,682,215	$ 17,147,024
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration expenses	485,573	452,298	2,181,126
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	287,210	508,691	6,470,944
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration expenses	227,127	219,880	1,556,309
La Mina project [member]
Statement Line Items [Line Items]
Exploration expenses	153,404	122,389	839,213
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration expenses	145,118		145,118
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	130,287	166,140	807,949
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration expenses	109,162	126,111	995,422
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration expenses	82,989		82,989
Crucero project [member]
Statement Line Items [Line Items]
Exploration expenses	45,032	80,540	175,186
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration expenses	1,668		1,819,966
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration expenses			265,930
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration expenses			209,772
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration expenses			30,902
Other project [member]
Statement Line Items [Line Items]
Exploration expenses	$ 1,642	$ 6,166	$ 1,566,198